Non-Controlling Interest - Summary of Transactions Related to Acquisition of Non Controlling Interest (Detail) - Life Miles Ltd [member] $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Book value of the acquired non-controlling interest ($652,040*30%)	$ (195,612)
Consideration paid of acquired non-controlling interest	(200,000)
Increase in accumulated losses attributable to the Group	$ (395,612)